Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Allowance for credit loss on restricted cash	¥ 86,019	$ 12,116	¥ 0
Restricted cash	749,069,826	105,504,278	404,689,250
Allowance for doubtful accounts of accounts receivable and contract assets	9,266,619	1,305,176	21,875,166	$ 3,081,053
Allowance for credit losses on loans receivable	188,719,449	26,580,579	106,479,154	$ 14,997,275
Allowance for credit loss on deposits	2,649,017		3,322,575
Loans at fair value	0	0	120,279,612
Prepaid expenses and other current assets	48,767,987	6,868,827	71,082,341
Financial investments at amortized cost	406,243,877		0
Allowance for doubtful accounts of financial investments	0		0
Payable to investors and institutional funding partners at amortized cost	3,584,040,757	504,801,582	2,627,910,203
Payable to investors at fair value	0	0	141,288,810
Financial guarantee derivative	0	0	107,890,394
Short-term borrowings	565,000,000	79,578,586	70,208,800
Accrued payroll and welfare	86,770,637	12,221,389	63,681,358
Other taxes payable	289,821,092	40,820,448	255,690,734
Income taxes payable	446,499,777	62,888,178	270,088,963
Accrued expenses and other current liabilities	575,727,263	81,089,489	476,034,533
Other non-current liabilities	¥ 37,571,057	$ 5,291,773	¥ 51,193,049
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	329,117,943	329,117,943	329,117,943	329,117,943
Common shares, shares outstanding (in shares) | shares	293,553,607	293,553,607	287,918,569	287,918,569
Treasury stock, shares | shares	35,564,336	35,564,336	41,199,374	41,199,374
Related Party
Allowance for doubtful accounts of accounts receivable and contract assets	¥ 1,096,251		¥ 327,878,935
Xiaoying Credit Loans and Revolving Loans [Member]
Allowance for credit losses on loans receivable	188,719,449		106,479,154
Loan receivable, net	4,947,833,357	$ 696,887,753	3,810,393,225
Consolidated Trusts and Partnerships
Restricted cash	711,756,581		398,439,250
Allowance for doubtful accounts of accounts receivable and contract assets	54,749,985		37,262,868
Loans at fair value	0		120,279,612
Prepaid expenses and other current assets	0		5,073,797
Consolidated Trusts and Partnerships | Xiaoying Credit Loans and Revolving Loans [Member]
Loan receivable, net	3,571,283,174		2,771,927,123
Consolidated Variable Interest Entities, Trusts and Partnerships
Payable to investors and institutional funding partners at amortized cost	3,584,040,757		2,627,910,203
Payable to investors at fair value	0		141,288,810
Financial guarantee derivative	0		107,890,394
Short-term borrowings	320,000,000		20,000,000
Accrued payroll and welfare	15,011,080		12,047,490
Other taxes payable	126,900,881		123,105,603
Income taxes payable	28,266,791		1,870,729
Accrued expenses and other current liabilities	69,989,510		102,148,275
Other non-current liabilities	¥ 0		¥ 1,937,009